Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation

7. Stock-based Compensation

Equity Incentive Plans

On January 1, 2015, the number of shares of common stock covered by the Company’s 2013 Equity Incentive Plan automatically increased by 222,480 shares, or 5% of the number of common shares then outstanding, to a total of 1,426,051 shares. At the Company’s annual meeting of stockholders held on June 16, 2015, the stockholders approved the Company’s Amended and Restated 2013 Equity Incentive Plan (“2013 Plan”), which included (i) an increase in the number of shares of common stock authorized for issuance under the 2013 Plan by 1,500,000 shares, and (ii) a provision that shares available for grant under the Company’s 2007 Equity Incentive Plan (“2007 Plan”) become available for issuance under the 2013 Plan and are no longer available for issuance under the 2007 Plan. As of September 30, 2015, under all plans, a total of 3,104,622 shares were authorized for issuance, 2,131,603 stock options and restricted stock units (“RSUs”) had been issued and were outstanding, and 836,082 shares were available for grant.

Stock Options

A summary of stock option activity for option awards granted under the 2013 Plan and 2007 Plan for the nine months ended September 30, 2015 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Average Remaining Contractual Term in Years
Vested and unvested expected to vest, December 31, 2014	901,882	$6.28	8.9

Outstanding at December 31, 2014	906,194	$6.29	9.0

Granted	1,194,871	$2.07
Exercised	—	—
Cancelled/forfeited/expired	(46,727)	$4.33

Outstanding at September 30, 2015	2,054,338	$3.88	9.1

Vested and unvested expected to vest, September 30, 2015	1,899,759	$4.01	9.0

The intrinsic values of options outstanding and options vested and unvested expected to vest at September 30, 2015 were $313,095 and $287,631, respectively.

The fair values of option awards granted during the nine months ended September 30, 2015 were estimated using a Black-Scholes pricing model with the following assumptions:

Stock and exercise prices	$2.01-$3.38
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.52% -1.93%
Expected life (in years)	5.23 -6.08
Expected volatility	70.0% -100.0%

Using the assumptions described above, with stock and exercise prices being equal on date of grant, the weighted-average estimated fair value of options granted in the nine months ended September 30, 2015 was $1.35 per share.

On August 31, 2015, the Company’s Board of Directors approved the issuance of 100,000 stock options with an estimated grant date fair value of $1.47 per share to its Chief Executive Officer pursuant to the 2013 Plan. Vesting of these stock options may occur based on the Company’s achievement of specified objectives as determined by the Company’s Board of Directors, or a committee of the Company’s Board of Directors in its sole discretion, as follows:

Percentage of Overall Stock Option Grant Subject to Vesting
Target
Minimum number of accessions processed, billed and collected in fiscal 2016	25%
Minimum revenues from contracts with pharmaceutical companies in fiscal 2016	20%
Attainment of a sustainable positive GAAP gross margin by December 31, 2016	25%
Minimum operating cash on-hand at December 31, 2016, with no more than one interim dilutive equity financing event	30%

Total	100%

Further information about the options outstanding and exercisable at September 30, 2015 is as follows:

Weighted Average Exercise Price	Total Shares Outstanding	Weighted Average Contractual Life (in years)	Total Shares Exercisable
$2.01	1,079,637	9.9	—
$2.65	152,734	9.6	1,000
$4.51	79,526	8.0	46,192
$5.12	406,643	8.1	297,977
$7.50	43,000	8.5	16,125
$8.88	238,500	8.4	79,497
$9.11	54,298	8.4	54,298

	2,054,338		495,089

The intrinsic value of options exercisable at September 30, 2015 was zero.

Restricted Stock

At September 30, 2015, there were 150,418 RSUs outstanding, of which 121,829 shares were vested and unvested expected to vest. The intrinsic values of RSUs outstanding and RSUs vested and unvested expected to vest at September 30, 2015 were $345,961 and $280,207, respectively.

Stock-based Compensation Expense

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the unaudited condensed statement of operations and comprehensive loss during the periods presented:

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2015	2014	2015
Stock Options
Cost of revenues	$—	$15,029	$—	$48,839
Research and development expenses	35,569	20,910	149,626	65,835
General and administrative expenses	236,769	257,404	908,490	706,026
Sales and marketing expenses	27,834	31,888	46,762	93,989

Total expenses related to stock options	300,172	325,231	1,104,878	914,689
RSUs
Research and development expenses	7,500	1,625	22,500	10,724
General and administrative expenses	13,750	12,515	379,208	90,853

Total stock-based compensation	$321,422	$339,371	$1,506,586	$1,016,266

Stock-based compensation expense was recorded net of estimated forfeitures of 0%—5% and 0%—4% per annum during the three and nine months ended September 30, 2014 and 2015, respectively. As of September 30, 2015 total unrecognized stock-based compensation expense related to unvested stock option and RSU awards, adjusted for estimated forfeitures, was approximately $2,993,000 and $17,000, respectively, and is expected to be recognized over a weighted-average period of 2.7 years and 0.3 years, respectively.

13. Accounting for Stock-Based Compensation Expense

2007 Equity Incentive Plan

The 2007 Equity Incentive Plan (“2007 Plan”) authorizes the grant of the following types of awards: (i) nonstatutory stock options, or NSOs, (ii) incentive stock options, or ISOs, (iii) restricted stock awards, (iv) restricted stock unit awards, or RSUs, (v) stock appreciation rights, or SARs, (vi) performance awards, and (vii) other stock awards. Awards may be granted to employees, officers, non-employee board members, consultants, and other service providers of the Company. However, ISOs may not be granted to non-employees. In conjunction with the 1:14 reverse common stock split in November 2013, the number of shares authorized under the 2007 Plan decreased to 178,571 shares. As of December 31, 2013 and 2014, shares available for grant under the 2007 Plan were 77,061 and 86,001, respectively.

2013 Equity Incentive Plan

In July 2013, the Company adopted a new stock-based compensation plan entitled the 2013 Equity Incentive Plan (“2013 Plan”). The 2013 Plan authorizes the grant of the following types of awards: (i) nonstatutory stock options, (ii) ISOs, (iii) restricted stock awards, (iv) restricted stock unit awards, (v) stock appreciation rights, and (vi) performance compensation awards. Awards may be granted to employees, officers, non-employee board members, consultants, and other service providers of the Company. However, ISOs may not be granted to non-employees. The Company has authorized a total of 403,571 shares of common stock for issuance pursuant to awards granted under the 2013 Equity Incentive Plan, subject to an increase of 800,000 shares upon the completion of an IPO, and subject to additional increases every January 1 equal to the lesser of (i) 5% of the Company’s outstanding common stock on such January 1, or (ii) a number of shares determined by the Company’s Board of Directors in its discretion for use on such particular January 1. On February 10, 2014, in connection with the closing of the Company’s IPO, the number of shares of common stock covered by the 2013 Plan increased by 800,000. As of December 31, 2014, 1,027,846 stock options and RSUs have been granted under the 2013 Plan, and 175,725 shares are available for grant under the 2013 Plan.

Stock Options

Options granted under either plan vest over a maximum period of four years and expire ten years from the date of grant. Options generally vest either (i) over four years, 25% on the one year anniversary of the date of grant and monthly thereafter for the remaining three years; or (ii) over four years, monthly vesting beginning month-one after the grant and monthly thereafter. Certain options have been granted which vest 50% on the grant date and monthly thereafter for the remaining two years.

The fair value of stock options is determined on the date of grant using the Black-Scholes valuation model. For non-performance awards, such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line method. The amount and timing of compensation expense recognized for performance awards is based on management’s estimate of the most likely outcome. The determination of the fair value of stock options is affected by the Company’s stock price, as well as assumptions regarding a number of complex and subjective variables. The volatility assumption is based on a combination of the historical volatility of the Company’s common stock and the volatilities of similar companies over a period of time equal to the expected term of the stock options. The volatilities of similar companies are used in conjunction with the Company’s historical volatility because of the lack of sufficient relevant history for the Company’s common stock equal to the expected term. The expected term of employee stock options represents the weighted-average period the stock options are expected to remain outstanding. The expected term assumption is estimated based primarily on the options’ vesting terms and remaining contractual life and employees’ expected exercise and post-vesting employment termination behavior. The risk-free interest rate assumption is based upon observed interest rates on the grant date appropriate for the term of the employee stock options. The dividend yield assumption is based on the expectation of no future dividend payouts by the Company.

The assumptions used in the Black-Scholes valuation model for options granted during the years ended December 31, 2013 and 2014 are as follows:

	2013	2014
Stock and exercise prices	$5.18	$2.79 – $9.11
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.38% – 1.69%	1.56% – 2.06%
Expected life (in years)	5.26 – 6.02	5.00 – 6.08
Expected volatility	105.0%	90.0% – 100.0%
Expected forfeiture rate	0.00% – 5.00%	0.00% – 5.00%

Using the assumptions described above, the weighted-average estimated fair value of options granted in 2013 and 2014 were approximately $4.43 and $5.25, respectively.

A summary of stock option activity for 2013 and 2014 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2012	63,518	$4.97	6.2
Granted	300,438	$5.18
Exercised	(4,021)	$5.00
Cancelled/forfeited/expired	(26,829)	$5.20

Outstanding at December 31, 2013	333,106	$5.14	9.3

Granted	647,298	$6.71
Exercised	—	—
Cancelled/forfeited/expired	(74,210)	$4.77

Outstanding at December 31, 2014	906,194	$6.29	9.0

Vested and unvested expected to vest, December 31, 2014	901,882	$6.28	8.9

The intrinsic value of options exercised during the year ended December 31, 2013 was $3,450. The intrinsic value of options outstanding at December 31, 2013 and 2014 was $8,204 and $0, respectively.

The Company received $20,105 in proceeds from stock options exercised during the year ended December 31, 2013. The tax benefit related to stock options exercised during the year ended December 31, 2013 was not significant.

Further information about the options outstanding and exercisable is as follows:

Options Outstanding and Exercisable at December 31, 2013

		Weighted
Weighted		Average
Average	Total Shares	Contractual	Total Shares
Exercise Price	Outstanding	Life (in years)	Exercisable
$4.62	20,208	7.3	13,731
$5.04	12,460	5.5	12,455
$5.18	300,438	9.6	110,825

	333,106		137,011

Options Outstanding and Exercisable at December 31, 2014

		Weighted
Weighted		Average
Average	Total Shares	Contractual	Total Shares
Exercise Price	Outstanding	Life (in years)	Exercisable
$2.79	52,500	9.8	—
$4.42	103,934	8.8	29,715
$5.22	413,962	8.8	241,918
$7.50	43,000	9.2	—
$8.88	238,500	9.1	—
$9.11	54,298	9.1	54,298

	906,194		325,931

The intrinsic value of options exercisable at December 31, 2013 and 2014 was $5,575 and $0, respectively.

Restricted Stock

The fair value of restricted stock awarded under either plan is determined by the closing price of the Company’s common stock on the date of grant. For non-performance awards, such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line method. The amount and timing of compensation expense recognized for performance-based awards is based on management’s estimate of the most likely outcome.

In November 2010, the Company issued to a member of the Board of Directors a restricted stock unit award for 390,000 shares of Series BB preferred stock. In November 2011, these RSUs were modified to be redeemable for Series A preferred stock under the same terms and conditions of the original grant. As of the closing of the Company’s IPO on February 10, 2014, 9,285 RSUs with an estimated grant date fair value of $4.62 per share vested in accordance with the terms of the underlying agreement. The common shares underlying this vested RSU award are not yet distributed.

In March 2011, the Company awarded a restricted stock unit award to a member of the Board of Directors for 428,597 shares of Series BB preferred stock. Also in March 2011, the Company awarded an additional performance-based restricted stock unit award for an estimated 574,108 shares of Series BB preferred stock to the same member. In November 2011, these RSUs were modified to be redeemable for Series A preferred stock under the same terms and conditions of the original grant. The number of shares in the RSUs is based on certain milestones to be achieved. As of the closing of the Company’s IPO on February 10, 2014, 63,866 RSUs with an estimated grant date fair value of $4.62 per share vested in accordance with the terms of the underlying agreements. The common shares underlying these vested RSU awards are not yet distributed.

The Board of Directors approved a resolution in December 2010, that each January 1 each person (other than two identified individuals) who is serving as a non-employee director on such January 1 shall be automatically granted an annual restricted stock unit award covering a number of common shares equal to 0.25% of the fully diluted outstanding common stock of the Company as of the December 31 immediately preceding such January 1. These RSUs will be granted automatically on each January 1 and will vest in equal monthly installments over 12 months from the date of the grant. Additionally, in January 2012, each person (other than two identified individuals) who is serving as a non-employee director is to be granted a “true up grant” in addition to the annual grant covering a number of common shares equal to 0.25% of the fully diluted outstanding common shares of the Company as of the immediately preceding December 31. These RSUs will vest 100% on the date of the grant. In January 2012, five restricted stock unit awards for a total of 20,930 common shares were granted in accordance with this resolution. In addition, on January 1, 2012, an additional five restricted stock unit awards were granted to non-employee directors for a total of 20,930 common shares, vesting immediately upon grant. Although vested, shares are only delivered on the earlier of (i) the date that is 10 years from the grant date, (ii) the date of a change in control, (iii) the date of termination of the holder from the Company, (iv) the date of death or disability, or (v) the date of an unforeseeable emergency as described in Internal Revenue Code section 409A.

RSU awards for 8,735 shares of common stock each were granted to three directors and an RSU award for 14,285 shares of common stock was granted to another director, on July 31, 2013. All RSUs awarded in July 2013 have an estimated grant date fair value of $5.60 per share and vest in equal monthly installments over five months beginning August 1, 2013. The common shares underlying these vested RSU awards are not yet distributed.

In August 2013, 60,712 RSU awards with an estimated grant date fair value of $5.60 per share were granted to certain executive employees. These awards vest 50% on the date of grant, with the remaining 50% vesting in equal monthly installments over twenty-four months beginning August 31, 2013. The common shares underlying the vested portions of these RSU awards are not yet distributed.

On June 12, 2014, the Company’s Board of Directors approved the issuance of 44,496 RSUs with a grant date fair value of $5.35 per share to its Chief Executive Officer pursuant to the 2013 Plan. Vesting of these RSUs may occur based on the Company’s achievement of specified objectives as determined by the Company’s Board of Directors or Compensation Committee, as follows:

Percentage of Overall RSU Grant Subject to Vesting
Target
Minimum revenue in 2015	25%
Maximum EBITDA loss in 2015	15%
Attainment of financial plan for fiscal 2015	20%
Minimum value of strategic agreements by December 31, 2015	20%
Implementation of four new diagnostic test panels by December 31, 2015	20%

Total	100%

Stock-based Compensation Expense

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the statement of operations during the periods presented:

	Years Ended December 31,
	2013	2014
Stock Options
Cost of revenues	$—	$20,961
Research and development expenses	298,618	163,229
General and administrative expenses	221,726	1,139,309
Sales and marketing expenses	—	76,204

Total expenses related to stock options	520,344	1,399,703
RSUs
Research and development expenses	72,500	30,000
General and administrative expenses	359,677	392,958

Total stock-based compensation	$952,521	$1,822,661

As of December 31, 2014, total unrecognized share-based compensation expense related to nonvested stock option and restricted stock awards, adjusted for estimated forfeitures, was approximately $2,735,000 and $50,000, respectively, and is expected to be recognized over a weighted-average period of approximately 2.6 years and 0.6 years, respectively.